Goodwill and Other Intangible Assets (Details) - Narrative - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule Of Changes In The Carrying Amount Of Goodwill Abstract
Amortization of intangible assets	$ 5,700,000	$ 5,600,000	$ 17,200,000	$ 16,500,000